Average Annual Total Returns - Delaware Select Growth Fund	Russell 3000® Growth Index 1 year	Russell 3000® Growth Index 5 years	Russell 3000® Growth Index 10 years or lifetime	Class A 1 year	Class A 5 years	Class A 10 years or lifetime	Class A After Taxes on Distributions 1 year	Class A After Taxes on Distributions 5 years	Class A After Taxes on Distributions 10 years or lifetime	Class A After Taxes on Distributions and Sales 1 year	Class A After Taxes on Distributions and Sales 5 years	Class A After Taxes on Distributions and Sales 10 years or lifetime	Class C 1 year	Class C 5 years	Class C 10 years or lifetime	Class R 1 year	Class R 5 years	Class R 10 years or lifetime	Institutional Class 1 year	Institutional Class 5 years	Institutional Class 10 years or lifetime
Total	38.26%	20.67%	16.93%	37.65%	15.40%	13.49%	28.63%	10.93%	10.35%	25.24%	10.93%	10.14%	44.05%	15.89%	13.31%	45.71%	16.48%	13.88%	46.42%	17.06%	14.45%